Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statements of Operations) (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Interest income (expenses)	$ (1)	¥ (3)	¥ (3)	¥ (7)
General and administrative expenses			(1,661)	(2,399)
Other income	0	0	715	0
Loss before equity in undistributed earnings of subsidiaries	(1)	(3)	(949)	(2,406)
Equity in earnings of subsidiaries	1,633	11,366	(21,223)	(43,597)
Net income	$ 1,632	¥ 11,363	¥ (22,172)	¥ (46,003)